Variable interest entities (Tables)	6 Months Ended
Jun. 30, 2021
Variable Interest Entities [Abstract]
Schedule of maximum exposure to loss in VIEs
The following table presents our maximum exposure to loss in non-consolidated VIEs as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Carrying value of debt and equity investments and maximum exposure to loss	$129,512	$125,955